Borrowings - Summary of Borrowings (Detail)	6 Months Ended
	Jun. 30, 2019 USD ($)	Jun. 30, 2019 EUR (€)	Jan. 01, 2019 EUR (€)	Dec. 31, 2018 EUR (€)	Dec. 31, 2017 EUR (€)
Disclosure of detailed information about borrowings [line items]
Nominal Value		€ 2,373,000,000
Arrangement fees		(29,000,000)
Accrued interest		34,000,000
Borrowings		2,378,000,000	€ 2,253,000,000	€ 2,151,000,000	€ 2,127,000,000
Non-current		2,216,000,000		2,094,000,000
Current		162,000,000		57,000,000
Constellium SE senior unsecured notes (Issued May 2014, due 2024) [member]
Disclosure of detailed information about borrowings [line items]
Nominal Value	$ 400,000,000	€ 352,000,000
Nominal rate	5.75%
Effective rate	6.26%	6.26%
Arrangement fees		€ (3,000,000)
Accrued interest		2,000,000
Borrowings		351,000,000		348,000,000
Constellium SE senior unsecured notes (Issued May 2014, due 2021) [member]
Disclosure of detailed information about borrowings [line items]
Nominal Value		€ 300,000,000
Nominal rate	4.63%
Effective rate	5.16%	5.16%
Arrangement fees		€ (2,000,000)
Accrued interest		2,000,000
Borrowings		300,000,000		300,000,000
Constellium Se senior unsecured notes (Issued February 2017, due 2025) [Member]
Disclosure of detailed information about borrowings [line items]
Nominal Value	$ 650,000,000	€ 571,000,000
Nominal rate	6.63%
Effective rate	7.13%	7.13%
Arrangement fees		€ (11,000,000)
Accrued interest		13,000,000
Borrowings		573,000,000		568,000,000
Constellium SE senior unsecured notes (Issued November 2017, due 2026) [Member]
Disclosure of detailed information about borrowings [line items]
Nominal Value	$ 500,000,000	€ 439,000,000
Nominal rate	5.88%
Effective rate	6.26%	6.26%
Arrangement fees		€ (7,000,000)
Accrued interest		10,000,000
Borrowings		442,000,000		440,000,000
Constellium SE senior unsecured notes (Issued November 2017, due 2026) [Member]
Disclosure of detailed information about borrowings [line items]
Nominal Value		€ 400,000,000
Nominal rate	4.25%
Effective rate	4.57%	4.57%
Arrangement fees		€ (6,000,000)
Accrued interest		6,000,000
Borrowings		400,000,000		399,000,000
Lease liabilities [member]
Disclosure of detailed information about borrowings [line items]
Nominal Value		187,000,000
Borrowings		187,000,000		73,000,000
Other loans [member]
Disclosure of detailed information about borrowings [line items]
Nominal Value		31,000,000
Accrued interest		1,000,000
Borrowings		32,000,000		€ 23,000,000
Pan US ABL facility (due 2022) [member]
Disclosure of detailed information about borrowings [line items]
Nominal rate	Floating
Nominal Value	$ 106,000,000	€ 93,000,000
Effective rate	4.43%	4.43%
Borrowings		€ 93,000,000
Secured inventory based facility (due 2019) [member]
Disclosure of detailed information about borrowings [line items]
Nominal rate	Floating
Unsecured revolving credit facilities (due 2021) [member]
Disclosure of detailed information about borrowings [line items]
Nominal rate	Floating